Other payables and accrued liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Line Items]
Salary and welfare payable	$ 60,042	$ 49,095	$ 46,080
Other tax payable	14,784	13,280	39,976
Equity transfer payment			767,197
Other payables and accrued liabilities	629,584	385,358
Total	$ 704,410	447,733
Previously Reported [Member]
Schedule of Other Payables and Accrued Liabilities [Line Items]
Other payables and accrued liabilities		196,970	13,996
Total		$ 259,345	$ 867,249